INCOME TAXES	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 9 – income taxes

The Company was incorporated in the United States of America, is subject to U.S. tax and plans to file U.S. federal income tax returns. The Company conducts all of its businesses through its subsidiaries and affiliated entities principally in the PRC. No provision for US federal income tax was made for the three months ended September 30, 2017 and 2016 as the US entity incurred losses.

The Company’s offshore subsidiary, Shuhai Skill (HK), did not earn any income that was derived in Hong Kong for the three months ended September 30, 2017 and 2016, and therefore did not incur any Hong Kong Profits tax.

Under the Corporate Income Tax Law of the PRC, the corporate income tax rate is 25%.

The reconciliation of income tax expense (benefit) at the U.S. statutory rate of 34% to the Company’s effective tax is as follows:

	Three Months ended September 30, 2017	Three Months ended September 30, 2016
U.S. Statutory rate of 34%	$(61,281)	$(40,026)
Tax rate difference between China and U.S.	(40,854)	(26,684)
Change in valuation allowance	102,135	66,709
Effective income rate	$—	$—

The provisions for income taxes are summarized as follows:

	Three Months ended September 30, 2017	Three Months ended September 30, 2016
Current	$—	$—
Deferred	102,135	66,709
Change in valuation allowance	(102,135)	(66,709)
Total	$—	$—

The valuation allowance increased by $102,135 and $66,709 for the three months ended September 30, 2017 and 2016, respectively.

The Company’s net deferred tax asset as of September 30, 2017 and June 30, 2017 is as follows:

	September 30, 2017	June 30, 2017
Deferred tax asset	$687,194	$585,059
Valuation allowance	(687,194)	(585,059)
Net deferred tax asset	$—	$—

Note 11 – income taxes

The Company was incorporated in the United States of America, is subject to U.S. tax and plans to file U.S. federal income tax returns. The Company conducts all of its businesses through its subsidiaries and affiliated entities. No provision for US federal income tax was made for the year ended June 30, 2017 and 2016 as the US entity incurred losses.

The Company’s offshore subsidiary, Shuhai Skill (HK), did not earn any income that was derived in Hong Kong for the year ended June 30, 2017 and 2016, and therefore did not incur any Hong Kong Profits tax.

Under the Corporate Income Tax Law of the PRC, the corporate income tax rate is 25%.

The Company had net operating loss (“NOL”) carryforwards of approximately $40,000 in the United States and approximately $2,100,000 in the PRC as of June 30, 2017. The NOL carryforwards will begin to expire in the United States and the PRC, if not utilized, by 2037 and 2022, respectively. Management believes that it is more likely than not that the benefit from the NOL carryforwards will not be realized and thus provided a 100% valuation allowance at June 30, 2017 and 2016 and no deferred tax asset benefit has been recorded. The Company’s management reviews this valuation allowance periodically and makes adjustments as necessary.

The reconciliation of income tax expense (benefit) at the U.S. statutory rate of 34% to the Company’s effective tax is as follows:

	Year ended June 30, 2017	Year ended June 30, 2016
U.S. Statutory rate of 34%	$(178,983)	$(168,317)
Tax rate difference between China and U.S.	(119,322)	(111,148)
Change in valuation allowance	298,305	279,465
Effective income rate	$—	$—

The provisions for income taxes are summarized as follows:

	Year ended June 30, 2017	Year ended June 30, 2016
Current	$—	$—
Deferred	298,305	279,465
Change in valuation allowance	(298,305)	(279,465)
Total	$—	$—

The valuation allowance increased by $298,305 and $279,465 for the year ended June 30, 2017 and 2016, respectively.

The Company’s net deferred tax asset as of June 30, 2017 and 2016 is as follows:

	June 30, 2017	June 30, 2016
Deferred tax asset	$585,059	$286,754
Valuation allowance	(585,059)	(286,754)
Net deferred tax asset	$—	$—